NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Country of incorporation	British Columbia, Canada
Date of incorporation	December 28, 2000
Accumulated losses	$ (6,935,727)	$ (6,298,936)
Working capital deficiency	$ (337,589)